SHARE-BASED PAYMENTS PLANS - Narrative (Details) $ / shares in Units, € in Millions			12 Months Ended
	Dec. 31, 2016 EUR (€)	May 28, 2016 EUR (€) shares	Dec. 31, 2018 EUR (€) tranche	Dec. 31, 2018 USD ($) shares tranche $ / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($) shares $ / shares	May 28, 2016 $ / shares shares
Share-Based Payment Arrangements [Abstract]
Compensation expense related to share-based payment plans | €			€ 17		€ 14		€ 42
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period			10 years	10 years
Weighted average share price (in USD per share) | $				$ 41.91		$ 39.24		$ 42.12
Repurchases of share-based payments | €			€ 0		€ 0		€ 27
Share Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches for vesting | tranche			3	3
Vesting period			36 months	36 months
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares				300,000		400,000		400,000
Vesting period			36 months	36 months
Weighted average grant date fair value (in USD per share) | $ / shares				$ 39.51		$ 44.05		$ 45.76
Liability on tax witholdings on unvested restricted share units reclassified in to equity | €		€ 21
Accrued portion of cash payment reclassified from equity | €	€ 16
Repurchases of share-based payments | €		€ 27
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares				1,200,000		1,300,000		1,400,000
Weighted average grant date fair value (in USD per share) | $ / shares				$ 42.66		$ 44.19		$ 45.81
2014 Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout rate as a percentage of target award			175.00%	175.00%
2015 Performance Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout rate as a percentage of target award			100.00%	100.00%
CCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options converted (in shares) | shares		7,462,690
Number of options granted as part of conversion (in shares) | shares		9,900,496
Cash paid per acquiree share (in USD per share) | $ / shares									$ 14.50
CCE | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for each share of acquiree shares held (in shares) | shares									1